Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,107,500.00
Total Fee Amount	1,119.65
Total Offset Amount	0.00
Net Fee	$ 1,119.65
Offering Table N/A
Offset Table N/A	N/A